Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 988,574	$ 798,623
Prepaid expenses	13,405	43,354
TOTAL CURRENT ASSETS	1,001,979	841,977
Equipment - net	35	296
TOTAL ASSETS	1,002,014	842,273
CURRENT LIABILITIES
Accounts payable and accrued expenses	521,835	865,047
Derivative liability	190,315	332,222
TOTAL CURRENT LIABILITIES	712,150	1,197,269
PIK convertible notes payable, net of debt discount	1,027,689	174,821
PIK convertible notes payable, net of debt discount - related party	282,895	104,549
TOTAL LIABILITIES	2,022,734	1,476,639
STOCKHOLDERS' DEFICIT
Preferred stock value
Common stock, $.0001 par value, 100,000,000 shares authorized, 10,360,480 and 10,261,419 shares issued and outstanding at September 30 2020, and December 31, 2019	1,036	1,026
Additional paid-in-capital	16,326,490	14,687,172
Accumulated deficit	(17,175,284)	(15,150,201)
Accumulated other comprehensive loss	(172,963)	(172,364)
TOTAL STOCKHOLDERS' DEFICIT	(1,020,720)	(634,366)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,002,014	842,273
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 1	$ 1